Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (loss) recorded in The Netherlands	$ (17)	$ (10)	$ (18)
Income (loss) from foreign operations	970	211	107
Income (loss) before income taxes and noncontrolling interest	$ 953	$ 201	$ 89